Commitments For Expenditure	12 Months Ended
Jun. 30, 2023
Commitments For Expenditure [Abstract]
Commitments For Expenditure

NOTE 24: COMMITMENTS FOR EXPENDITURE

Operating Leases

Operating leases related to photocopier with lease term of 3 years (2022: 4 years). The following table gives information about this lease commitment, which are not included in the lease liability due to the application of the practical expedients to exclude low value leases from lease liabilities.

	2023 A$	2022 A$
Non-cancellable Operating Lease Commitments
Within one year	5,469	5,064
Later than one year but not greater than five	10,103	13,504
Later than five years	-	-
Minimum lease payments	15,572	18,568